Earnings Per Share - Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Loss) earnings per common share:
Net loss	$ (370,181)	$ (113,075)	$ (23,142)
Net loss attributable to the Dropdown Predecessor	9,163	104,010	38,704
Net (loss) income available for common stockholders	$ (361,018)	$ (9,065)	$ 15,562
Weighted-average number of common shares	79,539,605	60,770,525	42,330,038
Common shares and common share equivalents outstanding at the end of year	83,591,030	61,876,744	51,986,744
Basic and diluted	$ (4.54)	$ (0.15)	$ 0.37